Financial assets, liabilities and financial result (excluding Orange Bank) - Loans (Details) € in Millions	Dec. 31, 2019 EUR (€)
Financial liabilities at fair value through profit or loss, category [member] | Bonds maturing February 10, 2020, variable rate [member]
Disclosure of detailed information about borrowings [line items]
Financial liabilities	€ 25